Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2013
Share-based Compensation [Abstract]
Summary Of Share Based Payments [Table Text Block]
Certain information regarding our share-based payments is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Dollars in thousands	2013	2012	2013	2012
Share-based payments expense:
Share-based compensation - stock options	$321	$630	$898	$1,399
Share-based compensation - restricted stock	2,691	2,256	5,306	4,936
Share-based payments for content arrangements	831	3,052	2,476	8,395
Total share-based payments expense	$3,843	$5,938	$8,680	$14,730
Tax benefit on share-based payments expense	$1,459	$2,234	$3,289	$5,568

	June 30, 2013
	Unrecognized Share- Based	Weighted-Average
Dollars in thousands	Payments Expense	Remaining Life
Unrecognized share-based payments expense:
Share-based compensation - stock options	$2,115	2.6 years
Share-based compensation - restricted stock	24,586	2.7 years
Share-based payments for content arrangements	2,148	1.3 years
Total unrecognized share-based payments expense	$28,849

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table summarizes the weighted average valuation assumptions we used in the Black-Scholes-Merton Valuation model for stock options granted during 2013:

Six Months Ended June 30, 2013
Expected term	6.3 years
Expected stock price volatility	45.0%
Risk-free interest rate	1.9%
Expected dividend yield	0.0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table presents a summary of stock option activity for 2013:

		Weighted Average Exercise
Shares in thousands	Options	Price
OUTSTANDING, December 31, 2012	669	$34.86
Granted	93	$59.08
Exercised	(345)	$30.58
Cancelled, expired, or forfeited	(100)	$42.42
OUTSTANDING, June 30, 2013	317	$42.74

Schedule Of Information Regarding Stock Options Outstanding [Table Text Block]
Certain information regarding stock options outstanding as of June 30, 2013, is as follows:

	Options	Options
Shares and intrinsic value in thousands	Outstanding	Exercisable
Number	317	159
Weighted average per share exercise price	$42.74	$36.02
Aggregate intrinsic value	$5,104	$3,616
Weighted average remaining contractual term (in years)	5.35	2.73

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table presents a summary of restricted stock award activity for 2013:

	Restricted	Weighted Average Grant Date
Shares in thousands	Stock Awards	Fair Value
NON-VESTED, December 31, 2012	604	$48.95
Granted	395	$53.69
Vested	(206)	$46.28
Forfeited	(107)	$50.16
NON-VESTED, June 30, 2013	686	$52.30

Schedule of Information Related to Share Based Payments for content Arrangements [Table Text Block]
Information related to the shares of restricted stock granted as part of these agreements as of June 30, 2013, is as follows:

	Granted	Vested	Unvested	Remaining Vesting Period
Sony	193,348	116,009	77,339	1.1 years
Paramount	300,000	180,000	120,000	1.5 years
Total	493,348	296,009	197,339